             MITCHELL HUTCHINS/
             KIDDER, PEABODY
             GLOBAL FIXED
             INCOME FUND

             ANNUAL REPORT
             August 31, 1995

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND
-------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1995
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                             MATURITY           INTEREST
 (000)*                              DATES              RATES           VALUE
---------                     --------------------  --------------   -----------
LONG-TERM DEBT SECURITIES--72.57%

AUSTRALIA--2.97%
    1,500  New South Wales
           Treasury Corp....              04/01/97          12.500%  $ 1,204,636
    1,450  Queensland
           Treasury Corp....              08/14/01           8.000     1,054,238
                                                                     -----------
                                                                       2,258,874
                                                                     -----------
CANADA--5.28%
    5,595  Government of
           Canada...........  09/01/00 to 06/01/25  6.500 to 9.000     4,016,743
                                                                     -----------
DENMARK--2.62%
   11,190  Government of
           Denmark..........  11/15/01 to 05/15/03           8.000     1,989,012
                                                                     -----------
FRANCE--3.01%
   10,500  Government of
           France...........  03/28/00 to 04/25/23  8.500 to 9.500     2,290,181
                                                                     -----------
GERMANY--15.22%
    9,000  Federal Republic
           of Germany.......              09/15/99           6.750     6,379,638
      945  Deutschland
           Republic.........              01/04/24           6.250       557,810
    6,850  Treuhandanstal
           Bonds............              04/23/03           6.500     4,633,885
                                                                     -----------
                                                                      11,571,333
                                                                     -----------
ITALY--3.66%
4,885,000  Government of

           Italy............              04/01/99           7.438     2,782,068
                                                                     -----------
JAPAN--0.88%
   54,500  Government of
           Japan............              06/20/00           6.700       669,194
                                                                     -----------
NETHERLANDS--3.70%
    4,240  Government of
           Netherlands......  06/15/99 to 03/15/01  7.500 to 8.500     2,809,021
                                                                     -----------
NEW ZEALAND--4.22%
    4,960  Government of New
           Zealand..........  11/15/96 to 02/15/00  6.500 to 9.000     3,209,467
                                                                     -----------
NORWAY--1.16%
    5,000  Government of
           Norway...........              10/31/02           9.500       878,243
                                                                     -----------
SPAIN--6.03%
  559,000  Government of                                 11.450 to
           Spain............  08/30/98 to 03/25/00          12.250     4,580,674
                                                                     -----------
SWEDEN--1.54%
    8,300  Government of
           Sweden...........              01/21/99          11.000     1,169,762
                                                                     -----------
UNITED KINGDOM--4.83%
    2,155  United Kingdom
           Gilt.............              02/26/01          10.000     3,669,609
                                                                     -----------
UNITED STATES--17.45%
    6,850  U.S. Treasury
           Notes............  04/30/97 to 08/15/04  6.500 to 7.250     7,067,677
    5,880  U.S. Treasury
           Bonds............  04/30/00 to 02/15/25  6.250 to 7.625     6,200,940
                                                                     -----------
                                                                      13,268,617
                                                                     -----------
TOTAL LONG-TERM DEBT
 SECURITIES
 (cost--$54,925,376)........                                          55,162,798
                                                                     -----------

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                             MATURITY           INTEREST
 (000)*                              DATES              RATES           VALUE
---------                     --------------------  --------------   -----------
SHORT-TERM DEBT SECURITY--18.35%

UNITED STATES--18.35%
   14,000  U.S. Treasury
           Bills (cost--
           $13,945,914)       09/21/95 to 10/12/95  5.275 to 5.420%@ $13,945,914
                                                                     -----------
REPURCHASE AGREEMENTS--3.21%
    2,440  Repurchase
           Agreement dated
           08/31/95, with
           Citicorp
           Securities, Inc.,
           collateralized by
           $2,280,000 U.S.
           Treasury Notes,
           8.500% due
           02/15/00;
           proceeds:
           $2,440,393
           (cost--$2,440,000)...           9/01/95           5.800     2,440,000
                                                                     -----------
CURRENCY CALL /PUT OPTIONS PURCHASED--0.07%

  FACE
 AMOUNT
---------
5,516,575  German
           Deutschemarks
           put, expiring
           12/29/95 at GBP
           2.30(a)..........                                              52,407
2,747,417  Canadian Dollars
           call, expiring
           10/31/95 at US$
           1.395(b).........                                               3,846
                                                                     -----------
TOTAL OPTIONS PURCHASED
(cost--$130,545)............                                              56,253
                                                                     -----------
TOTAL INVESTMENTS
(cost--$71,441,835)--94.20%...                                        71,604,965
Other assets in excess of
liabilities--5.80%..........                                           4,405,947
                                                                     -----------

NET ASSETS--100.00%.........
                                                                     $76,010,912
                                                                     -----------
                                                                     -----------

------------
Note: The Portfolio of Investments is listed by the issuer's country of origin
   * In local currency
   @ Yield to maturity
  (a) Contract face amount denominated in U.S. dollars representing DEM 7,692,864 against British pounds
  (b) Contract face amount denominated in U.S. dollars representing CAD 3,832,648 against U.S. dollars

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                               CONTRACT TO                                      MATURITY            UNREALIZED        UNREALIZED
                                 DELIVER           IN EXCHANGE FOR               DATES             APPRECIATION      DEPRECIATION
                              --------------     --------------------     --------------------     ------------     --------------
Australian Dollars........         4,223,860      US$       3,097,921                 09/20/95                        $   73,494
Belgian Francs............        25,988,624      US$         901,947                 09/20/95     $    39,747           --
Belgian Francs............        68,000,000      US$       2,238,131                 01/03/96         --                 26,905
British Pounds............        13,982,074      US$      22,301,591                 09/20/95         611,666
Canadian Dollars..........         7,252,770      US$       5,337,891                 09/20/95         --                 60,993
Danish Krone..............        35,727,182      US$       6,490,180                 09/20/95         218,182           --
Dutch Guilders............         1,190,000      US$         757,962                 09/20/95          33,383           --
French Francs.............        85,917,348      US$      17,774,603                 09/20/95         743,947           --
German Deutschemarks......        53,977,640      US$      38,505,291                 09/20/95       1,690,222           --
Italian Lira..............    11,271,393,346      US$       6,761,378                 09/20/95         --                157,337
Japanese Yen..............        75,000,000      US$         769,389                 09/05/95         --                    987
Japanese Yen..............     3,179,590,880      US$      37,788,378                 09/20/95       5,036,667           --
New Zealand Dollars.......        16,783,778      US$      11,236,152                 09/20/95         318,585           --
Norwegian Kronas..........        15,337,125      US$       2,496,074                 09/20/95         105,562           --
Spanish Pesetas...........       644,678,225      US$       5,349,303                 09/20/95         218,285           --
Spanish Pesetas...........       311,970,000      US$       2,576,774                 10/10/95          98,987           --
Swedish Kronas............        15,583,200      US$       2,122,994                 09/20/95         --                  6,111
Swiss Francs..............         8,923,654      US$       7,749,164                 09/20/95         328,657           --

U.S. Dollars..............           734,442      AUD         974,320                 09/06/95         --                  2,241
U.S. Dollars..............         1,123,309      AUD       1,560,000                 09/20/95          47,991           --
U.S. Dollars..............           910,220      Bfr      25,998,624                 09/20/95         --                 48,021
U.S. Dollars..............        20,670,451      GBP      12,955,535                 09/20/95         --                572,962
U.S. Dollars..............         5,245,980      CAD       7,252,770                 09/20/95         152,903           --
U.S. Dollars..............         5,848,170      DKK      32,017,543                 09/20/95         --                227,409
U.S. Dollars..............           770,027      NLG       1,190,000                 09/20/95         --                 45,448
U.S. Dollars..............        17,354,617      FRF      85,917,348                 09/20/95         --                323,969
U.S. Dollars..............        38,017,910      DEM      52,624,711                 09/20/95         --              2,125,597
U.S. Dollars..............         1,265,280      ITL   2,061,288,841                 09/20/95          25,854           --
U.S. Dollars..............         4,780,935      ITL   7,788,700,394                 09/20/95         --                 74,107
U.S. Dollars..............        37,690,110      JPY   3,179,590,880                 09/20/95         --              4,938,397
U.S. Dollars..............        11,217,189      NZD      16,783,778                 09/20/95         --                299,622
U.S. Dollars..............         2,450,020      NOK      15,337,125                 09/20/95         --                 59,508
U.S. Dollars..............         2,457,494      ESP     301,832,232                 09/20/95         --                 55,200
U.S. Dollars..............         1,220,950      SEK       8,760,686                 09/20/95         --                 23,994
U.S. Dollars..............         7,714,819      CHF       8,923,654                 09/20/95         --                294,312
                                                                                                   ------------     --------------
                                                                                                   $ 9,670,638        $9,416,614

                                                                                                   ------------     --------------
                                                                                                   ------------     --------------

------------
CURRENCY TYPE ABBREVIATIONS:

AUD--Australian Dollars
Bfr--Belgian Francs
CAD--Canadian Dollars
CHF--Swiss Francs
DEM--German Deutschemarks
DKK--Danish Krones
ESP--Spanish Pesetas
FRF--French Francs
GBP--British Pounds
ITL--Italian Lira
JPY--Japanese Yen
NLG--Dutch Guilders
NOK--Norwegian Kronas
NZD--New Zealand Dollars
SEK--Swedish Kronas

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
    Investments in securities, at value (cost--$71,441,835)......   $ 71,604,965
    Cash denominated in foreign currencies, at value
     (cost--$4,192,400)..........................................      4,109,659
    Unrealized appreciation of forward foreign currency
     contracts...................................................      9,670,638
    Interest receivable..........................................      1,623,339
    Deferred organization expenses...............................        114,724
    Other assets.................................................         50,293
                                                                    ------------
        Total assets.............................................     87,173,618
                                                                    ------------
LIABILITIES:
    Payable for investments purchased............................        732,201
    Payable for shares of beneficial interest repurchased........        619,384
    Unrealized depreciation of forward foreign currency
     contracts...................................................      9,416,614
    Dividends payable............................................        155,049
    Payable to affiliates........................................         72,068
    Accrued expenses and other liabilities.......................        167,390
                                                                    ------------
        Total liabilities........................................     11,162,706
                                                                    ------------
NET ASSETS:
    Beneficial interest shares of $0.001 par value outstanding
     (unlimited amount authorized)...............................     74,724,343
    Accumulated undistributed net investment income..............      3,491,472
    Accumulated net realized losses from investment transactions, and other assets and liabilities denominated in foreign
     currencies..................................................     (2,598,016)
    Net unrealized appreciation of investments and other assets, liabilities and forward contracts denominated in foreign
     currencies..................................................        393,113
                                                                    ------------
        Net assets...............................................   $ 76,010,912
                                                                    ------------
                                                                    ------------
CLASS A:
    Net assets...................................................   $ 53,065,792
                                                                    ------------
    Shares outstanding...........................................      4,184,885
                                                                    ------------
    Net asset value and redemption value per share...............         $12.68
                                                                    ------------

                                                                    ------------
    Maximum offering price per share (net asset value plus sales
     charge of 2.25% of offering price)..........................         $12.97
                                                                    ------------
                                                                    ------------
CLASS B:
    Net assets...................................................   $ 14,532,160
                                                                    ------------
    Shares outstanding...........................................      1,146,138
                                                                    ------------
    Net asset value, offering price and redemption value per
     share.......................................................         $12.68
                                                                    ------------
                                                                    ------------
CLASS C:
    Net assets...................................................   $  8,412,960
                                                                    ------------
    Shares outstanding...........................................        662,904
                                                                    ------------
    Net asset value, offering price and redemption value per
    share........................................................         $12.69
                                                                    ------------
                                                                    ------------

                See accompanying notes to financial statements.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest.................................................  $9,538,889
                                                              ----------

EXPENSES:
   Investment advisory and administration...................   1,012,718
   Service fees--Class A....................................     274,887
   Service and distribution fees--Class B...................     157,985
   Custody and accounting...................................     209,604
   Transfer agency fees.....................................      96,395
   Reports and notices to shareholders......................      48,025
   Amortization of organization expenses....................      46,969
   Legal and audit..........................................      38,487
   Federal and state registration fees......................      29,904
   Trustees' fees...........................................      22,000
   Other expenses...........................................      15,816
                                                              ----------

                                                               1,952,790
                                                              ----------

NET INVESTMENT INCOME.......................................   7,586,099
                                                              ----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
   Net realized gains (losses) from:
      Investment and option transactions....................   3,543,817
      Foreign currency transactions.........................   8,520,712
   Net change in unrealized appreciation/depreciation of:
      Investments and options...............................   1,580,115
      Other assets, liabilities and forward contracts
       denominated in
        foreign currencies..................................    (599,841)
                                                              ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  ACTIVITIES................................................  13,044,803
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $20,630,902
                                                              ----------
                                                              ----------

                See accompanying notes to financial statements.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        For the Year Ended
                                                            August 31,
                                                    --------------------------
                                                        1995          1994
                                                    ------------  ------------

FROM OPERATIONS:
   Net investment income..........................  $  7,586,099  $  9,536,271
   Net realized gains (losses) from investment and
     options transactions.........................     3,543,817    (6,602,287)
   Net realized gains from foreign currency
     transactions.................................     8,520,712     1,612,276
   Net change in unrealized
     appreciation/depreciation of investments and
     options......................................     1,580,115    (7,737,719)
   Net change in unrealized
     appreciation/depreciation of other assets,
     liabilities, options and forward contracts
     denominated in foreign currencies............      (599,841)      315,301
                                                    ------------  ------------
   Net increase (decrease) in net assets resulting
     from operations..............................    20,630,902    (2,876,158)
                                                    ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income--Class A.................    (5,827,599)   (7,680,804)
   Net investment income--Class B.................    (1,007,028)     (892,910)
   Net investment income--Class C.................      (751,472)     (962,557)
   Excess of net investment income--Class A.......        --        (1,560,400)
   Excess of net investment income--Class B.......        --          (176,688)
   Excess of net investment income--Class C.......        --          (157,785)
   Net realized short-term gains from investment
     transactions--Class A........................        --        (6,122,714)
   Net realized short-term gains from investment
     transactions--Class B........................        --          (693,291)
   Net realized short-term gains from investment
     transactions--Class C........................        --          (619,117)
   Net realized gains from foreign currency
     transactions--Class A........................    (2,774,180)         --
   Net realized gains from foreign currency
     transactions--Class B........................      (516,943)         --
   Net realized gains from foreign currency
     transactions--Class C........................      (308,417)         --
                                                    ------------  ------------

   Total dividends and distributions to
     shareholders.................................   (11,185,639)  (18,866,266)
                                                    ------------  ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from the sale of shares...........    17,115,746    72,966,458
   Cost of shares repurchased.....................  (163,277,019)  (79,138,601)
   Proceeds from dividends reinvested.............     9,809,465    17,364,168
                                                    ------------  ------------
   Net increase (decrease) in net assets derived
     from beneficial interest transactions........  (136,351,808)   11,192,025
                                                    ------------  ------------
   Net decrease in net assets.....................  (126,906,545)  (10,550,399)

NET ASSETS:
   Beginning of period............................   202,917,457   213,467,856
                                                    ------------  ------------
   End of period..................................  $ 76,010,912  $202,917,457
                                                    ------------  ------------
                                                    ------------  ------------

                See accompanying notes to financial statements.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Mitchell Hutchins/Kidder, Peabody Global Fixed Income Fund (formerly Kidder, Peabody Global Fixed Income Fund) (the 'Fund') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $0.001.

     Organizational Matters--The Fund commenced operations on December 24, 1992. On May 10, 1993, the Fund adopted the Choice Pricing System(Service Mark). The Fund offers Class A , Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales structure and ongoing service and distribution charges. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its distribution plan. Organization costs are being amortized on a straight-line basis over a sixty month period.

     Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') as the primary market. Securities traded in the over-the-counter ('OTC') market and listed on the National Association of Securities Dealers Automated Quotation System ('NASDAQ') are valued at the last trade price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian.

     Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ('NYSE'). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in a computation of the Fund's net asset value. If events occurred materially affecting the value of such securities or currency exchange rates during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     Investment Transactions and Investment Income--Investment transactions are recorded on trade date. Realized gains and losses from investments are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized on straight line basis as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

          (2) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market value of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of unrealized fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of realized fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Pursuant to federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts--The Fund is authorized to enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.

     The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------
contracts only if the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts.

     Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.


     Option Writing/Purchasing--The Fund may write options to increase its income or to hedge a portion of its portfolio. When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently 'marked to market' to reflect the current market value of the option written. If an option which the Fund has written expires on its stipulated date, the Fund realizes a gain in the amount of the premium originally received, and the liability related to such option is extinguished. If the Fund enters into a closing purchase transaction, it realizes a gain or loss determined by the difference between the premium received and the cost of the closing transaction. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. As the writer of an option, the Fund may have no control over whether the underlying securities are sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in price of the security underlying the written option.

     The Fund may purchase a call or put option to hedge against adverse market shifts. The premium paid by the Fund for the purchase of a call or put option is included in the Fund's statement of assets and liabilities as an investment and subsequently 'marked to market' to reflect the current market value of the option purchased. If a call or put option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security or currency that the Fund purchases upon exercise is increased by the premium originally paid. Certain risks may arise upon writing or purchasing options from the potential inability of counterparties to meet the terms of the options.

     Federal Tax Status--The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------
investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     In accordance with US Treasury regulations, the Fund has elected to defer

$165,453 of net realized capital losses arising after October 31, 1994. Such losses are treated for tax purposes as arising on September 1, 1995.

     At August 31, 1995, the Fund had a net capital loss carryforward of $2,343,742. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by August 31, 2003.

     To reflect reclassifications arising from permanent 'book/tax' differences for the year ended August 31, 1995, accumulated net realized losses from investment transactions were decreased by $6,400,913 and accumulated undistributed net investment income was increased by $6,400,913. Permanent 'book/tax' differences were primarily attributable to foreign currency gains.

     Dividends and Distributions--Dividends and distributions to shareholders are recorded on ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

CONCENTRATION OF RISK

     Investing in securities of foreign issuers and currency transactions, as well as the ability of the issuers of debt securities held by the Fund to meet their obligations, may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries, in which the Fund is authorized to invest.

     Certain investment grade debt securities in which the Fund may invest have speculative characteristics. Such securities are subject to greater risks of default or price fluctuation than investment grade securities and are considered predominantly speculative. The use of options, futures contracts and forward currency contracts also entails special risks.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)

--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund has entered into an Investment Advisory and Administration Contract with Mitchell Hutchins, a wholly owned subsidiary of PaineWebber Incorporated, pursuant to which Mitchell Hutchins serves as the Fund's investment adviser and administrator and receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets.

     At a special meeting of shareholders that took place on April 13, 1995, Mitchell Hutchins was appointed as investment adviser and administrator of the Fund. The Fund pays the same fee for investment advisory and administration services to Mitchell Hutchins as previously paid to Kidder, Peabody Asset Management ('KPAM'), as described in the Fund's prospectus. Mitchell Hutchins manages the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the prospectus.

     Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. That period began on February 13, 1995 and ended on April 13, 1995. At August 31, 1995, the Fund owed Mitchell Hutchins $49,718 in investment advisory and administration fees.

     In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitations applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. No expense reimbursement was required pursuant to the above limitation for the year ended August 31, 1995.

DISTRIBUTION PLANS

     Effective February 13, 1995, Mitchell Hutchins serves as the exclusive distributor of the Fund's shares. Under separate plans of distribution, Class A shares are sold subject to a front-end sales load and bear a service fee of 0.25% per annum of average class net assets. Class B shares are sold at net asset value without a sales load and bear a distribution fee of 0.50% per annum and a service fee of 0.25% per annum of average class net assets. The Fund pays the same distribution and service fees to Mitchell Hutchins as previously paid to KPAM. The Fund pays Mitchell Hutchins the service and distribution fees monthly. At August 31, 1995, $22,350 was payable to Mitchell Hutchins.

     Mitchell Hutchins also receives the proceeds of any front-end sales loads with respect to the purchase of Class A shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 1995 it received approximately $300,000 in sales charges.

INVESTMENTS IN SECURITIES


     For federal income tax purposes, the cost of securities owned at August 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(concluded)
--------------------------------------------------------------------------------

     At August 31, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
  over cost)................................................   $ 918,948
Gross depreciation (investments having an excess of cost
  over value)...............................................    (755,818)
                                                               ---------
Net unrealized appreciation of investments..................   $ 163,130
                                                               ---------
                                                               ---------

     For the year ended August 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases...................................................   $413,249,983
Sales.......................................................   $507,785,466

BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Transactions in shares of beneficial interest were as follows:

                                            CLASS A                      CLASS B                     CLASS C
                                  ---------------------------   -------------------------   -------------------------
                                    SHARES         AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT
                                  -----------   -------------   ----------   ------------   ----------   ------------
Year ended August 31, 1995:
  Shares sold...................    1,075,537   $  13,182,363      142,873   $  1,733,211      163,310   $  2,200,172
  Dividends and distributions
    reinvested..................      618,285       7,437,771      117,133      1,409,761       96,304        961,933
  Shares repurchased............  (10,547,440)   (130,486,065)  (1,366,155)   (16,774,721)  (1,312,106)   (16,016,233)

                                  -----------   -------------   ----------   ------------   ----------   ------------
Net decrease....................   (8,853,618)  $(109,865,931)  (1,106,149)  $(13,631,749)  (1,052,492)  $(12,854,128)
                                  -----------   -------------   ----------   ------------   ----------   ------------
                                  -----------   -------------   ----------   ------------   ----------   ------------
Year ended August 31, 1994:
  Shares sold...................    3,108,216   $  39,707,546    1,832,752   $ 23,303,224      793,248   $  9,955,688
  Dividends and distributions
    reinvested..................    1,124,982      14,067,862      135,828      1,695,816      127,228      1,600,490
  Shares repurchased............   (4,991,354)    (61,405,906)    (598,936)    (7,372,563)    (825,212)   (10,360,132)
                                  -----------   -------------   ----------   ------------   ----------   ------------
Net increase (decrease).........     (758,156)  $  (7,630,498)   1,369,644   $ 17,626,477       95,264   $  1,196,046
                                  -----------   -------------   ----------   ------------   ----------   ------------
                                  -----------   -------------   ----------   ------------   ----------   ------------

REORGANIZATION

     The Board of Trustees of the Fund has approved a Plan of Reorganization and Termination (the 'Reorganization') for submission to its shareholders. At a special meeting held October 5, 1995 the proposed Reorganization was approved by the shareholders. Once implemented, all the Fund's assets will be acquired and its liabilities assumed by PaineWebber Global Income Fund ('Global Income Fund') in a tax-free reorganization. As a result of the Reorganization, the two funds' assets will be combined and each Fund shareholder will, on the closing date of the transaction, which is expected to be October 27, 1995, receive a number of full and fractional shares of the corresponding Class of shares of Global Income Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund.
                                       14

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout the periods presented below:

                                                      Class A
                                 --------------------------------------------------
                                  For the Year Ended August        For the Period
                                             31,                 December 24, 1992+
                                 ----------------------------      to August 31,
                                   1995 (1)          1994               1993
                                 ------------    ------------    ------------------
Net asset value, beginning of
  period......................     $  11.93        $  13.10           $  12.00
                                 ------------    ------------       ----------
Net investment income.........         0.65**          0.43               0.45
Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions.......         1.02**         (0.56)              1.18
                                 ------------    ------------       ----------
Total increase (decrease) from
  investment operations.......         1.67           (0.13)              1.63
                                 ------------    ------------       ----------
Dividends from net investment
  income......................        (0.65)          (0.63)             (0.53)
Distributions from net
  realized gains from
  investment transactions.....         --             (0.41)             --
Distributions from net
  realized gains from foreign
  currency transactions.......        (0.27)           --                --
                                 ------------    ------------       ----------
Total dividends and
  distributions...............        (0.92)          (1.04)             (0.53)
                                 ------------    ------------       ----------
Net asset value, end of
  period......................     $  12.68        $  11.93           $  13.10
                                 ------------    ------------       ----------
                                 ------------    ------------       ----------
Total investment return (2)...        14.12%          (1.10)%            13.79%
                                 ------------    ------------       ----------
                                 ------------    ------------       ----------
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................     $ 53,066        $155,575           $180,686

Ratio of expenses, excluding
  distribution and service
  fees, net of reimbursements,
  to average net assets.......         1.05%           0.94%              0.89%*
Ratio of expenses, including
  distribution and service
  fees, net of reimbursements
  from adviser, to average net
  assets......................         1.30%           1.19%              1.14%*
Ratio of expenses from
  adviser, before
  reimbursements from adviser,
  to average net assets.......         1.30%           1.19%              1.22%*
Ratio of net investment income
  to average net assets.......         5.30%           4.22%              4.44%*
Portfolio turnover............          357%            535%               130%

------------------
  * Annualized
 ** Calculated using the average shares outstanding for the year
  + Commencement of offering of shares
(1) Investment advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.
(2) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results of Class A shares would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

                                                  Class B                                             Class C
                                ---------------------------------------------       ---------------------------------------------
                                                                   For the                                             For the
                                 For the Year Ended August         Period            For the Year Ended August         Period
                                            31,                 May 10, 1993+                   31,                 May 10, 1993+
                                ----------------------------    to August 31,       ----------------------------    to August 31,
                                   1995 (1)          1994            1993              1995 (1)          1994            1993
                                ------------    ------------    -------------       ------------    ------------    -------------
Net asset value, beginning of
  period......................   $  11.93        $  13.09         $ 12.77            $  11.94        $  13.10         $ 12.77
                                ------------    ------------    -------------       ------------    ------------    -------------

Net investment income.........       0.59**          0.49            0.17                0.68**          0.57            0.20
Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions.......       1.02**         (0.67)           0.32                1.02**         (0.66)           0.33
                                ------------    ------------    -------------       ------------    ------------    -------------
Total increase (decrease) from
  investment operations.......       1.61           (0.18)           0.49                1.70           (0.09)           0.53
                                ------------    ------------    -------------       ------------    ------------    -------------
Dividends from net investment
  income......................      (0.59)          (0.57)          (0.17)              (0.68)          (0.66)          (0.20)
Distributions from net
  realized gains from
  investment transactions.....       --             (0.41)           --                  --             (0.41)            --
Distributions from net
  realized gains from foreign
  currency transactions.......      (0.27)           --              --                 (0.27)           --               --
                                ------------    ------------    -------------       ------------    ------------    -------------
Total dividends and
  distributions...............      (0.86)          (0.98)          (0.17)              (0.95)          (1.07)          (0.20)
                                ------------    ------------    -------------       ------------    ------------    -------------
Net asset value, end of
  period......................   $  12.68        $  11.93         $ 13.09            $  12.69        $  11.94         $ 13.10
                                ------------    ------------    -------------       ------------    ------------    -------------
                                ------------    ------------    -------------       ------------    ------------    -------------
Total investment return (2)...      13.83%          (1.51)%          3.84%              14.64%          (0.71)%          4.17%
                                ------------    ------------    -------------       ------------    ------------    -------------
                                ------------    ------------    -------------       ------------    ------------    -------------
Ratios/Supplemental data:
Net assets, end of period
  (000's).....................   $ 14,532        $ 26,866         $11,555            $  8,413        $ 20,474         $21,226
Ratio of expenses, excluding
  distribution and service
  fees, net of reimbursements,
  to average net assets.......       1.06%           0.94%           0.89%*              1.04%           0.94%           0.89%*
Ratio of expenses, including
  distribution and service
  fees, net of reimbursements
  from adviser, to average net
  assets......................       1.81%           1.68%           1.58%*              1.04%           0.94%           0.89%*
Ratio of expenses from
  adviser, before
  reimbursements from adviser,
  to average net assets.......       1.81%           1.68%           1.66%*              1.04%           0.94%           0.97%*
Ratio of net investment income
  to average net assets.......       4.78%           3.73%           4.00%*              5.50%           4.50%           4.69%*
Portfolio turnover............        357%            535%            130%                357%            535%            130%

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Trustees of Mitchell Hutchins/Kidder, Peabody Global Fixed Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mitchell Hutchins/ Kidder, Peabody Global Fixed Income Fund (the 'Fund') at August 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The statement of changes in net assets for the year ended August 31, 1994 and the financial highlights for the year ended August 31, 1994 and for the period December 24, 1992 (commencement of operations) through August 31, 1993 were audited by other independent accountants whose report dated October 14, 1994 expressed an unqualified opinion on those statements.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
October 24, 1995

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Shareholder Information--(unaudited)
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

     A special meeting of shareholders of Mitchell Hutchins/Kidder, Peabody Global Fixed Income Fund ('Fund'), a series of Mitchell Hutchins/Kidder Peabody Investment Trust ('Trust'), was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as trustees to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified. The Trust was composed of several series, each of which was a separate fund. Each series of the Trust voted separately on all matters being considered by the series, except for the election of trustees and ratification or rejection of the Trust's independent accountants, as to which the shares of all series of the Trust voted together as a single class.

     The votes were as follows:

                           ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
                              (VOTES OF THE FUND'S SHAREHOLDERS NOTED IN
                                             PARENTHESIS)
                          --------------------------------------------------
                              SHARES VOTED         SHARES WITHHOLD AUTHORITY
                          ---------------------    -------------------------
David J. Beaubien......   20,990,961 (6,809,337)        773,340 (235,708)
William W. Hewitt,
  Jr...................   20,990,961 (6,809,337)        773,340 (235,708)
Thomas R. Jordan.......   20,990,961 (6,809,337)        773,340 (235,708)
Frank P.L. Minard......   20,990,961 (6,809,337)        773,340 (235,708)
Carl W. Schafer........   20,990,961 (6,809,337)        773,340 (235,708)

                                     ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
                                  (VOTES OF THE FUND'S SHAREHOLDERS NOTED IN PARENTHESIS)
                          -----------------------------------------------------------------------
                             SHARES VOTED FOR     SHARES VOTED AGAINST  SHARES WITHHOLD AUTHORITY
                          ----------------------  --------------------  -------------------------
Ratification of the
  selection of Deloitte &
  Touche LLP............. 20,423,671 (6,774,026)    544,111 (31,081)        796,520 (239,939)


     On July 20, 1995, the Board of Trustees appointed Price Waterhouse LLP as the Fund's independent accountant.

     In addition the following agreements were approved for the Fund:

          (1) An interim management agreement with Mitchell Hutchins containing substantially the same terms, conditions and fees as its previous management agreement with KPAM.

     The votes were as follows:

                                       ALL SHARES OF THE FUND VOTING AS A SINGLE CLASS
                            ---------------------------------------------------------------------
                            SHARES VOTED FOR    SHARES VOTED AGAINST    SHARES WITHHOLD AUTHORITY
                            ----------------    --------------------    -------------------------
                                6,745,262              32,134                    267,650

          (2) A new investment advisory and administration agreement with Mitchell Hutchins containing the same fees and substantively similar material terms and conditions as its

MITCHELL HUTCHINS/KIDDER, PEABODY GLOBAL FIXED INCOME FUND

--------------------------------------------------------------------------------
Shareholder Information--(unaudited)
--------------------------------------------------------------------------------
     previous management agreement with KPAM to commence on the termination of the interim agreement.

     The votes were as follows:

                                       ALL SHARES OF THE FUND VOTING AS A SINGLE CLASS
                            ---------------------------------------------------------------------
                            SHARES VOTED FOR    SHARES VOTED AGAINST    SHARES WITHHOLD AUTHORITY
                            ----------------    --------------------    -------------------------
                                6,746,385              38,557                    260,104

          (3) An interim investment advisory agreement with the Fund's former investment adviser containing substantially the same terms, conditions and fees as its previous investment advisory agreement with that investment adviser.

     The votes were as follows:


                                       ALL SHARES OF THE FUND VOTING AS A SINGLE CLASS
                            ---------------------------------------------------------------------
                            SHARES VOTED FOR    SHARES VOTED AGAINST    SHARES WITHHOLD AUTHORITY
                            ----------------    --------------------    -------------------------
                                6,745,377              42,580                    257,089

          (4) A new sub-investment advisory agreement with the Fund's former investment adviser containing substantially the same terms, conditions and fees as its previous investment advisory agreement with that investment adviser to commence on the termination of the interim agreement.

     The votes were as follows:

                                       ALL SHARES OF THE FUND VOTING AS A SINGLE CLASS
                            ---------------------------------------------------------------------
                            SHARES VOTED FOR    SHARES VOTED AGAINST    SHARES WITHHOLD AUTHORITY
                            ----------------    --------------------    -------------------------
                                6,735,902              42,710                     42,710

     Broker non-votes and abstentions are included within the 'Shares Withhold Authority' totals.

--------------------------------------

TRUSTEES

David J. Beaubien
William W. Hewitt, Jr.
Thomas R. Jordan
Frank P.L. Minard
Carl W. Schafer
--------------------------------------

PRINCIPAL OFFICERS

Margo N. Alexander
President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Julian F. Sluyters
Vice President and Treasurer
--------------------------------------


INVESTMENT ADVISER, ADMINISTRATOR
AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019
--------------------------------------

This report is not to be used in
connection with the offering of shares
of the Fund unless accompanied or
preceded by an effective prospectus.

A Prospectus containing more complete
information for any of the funds
listed on the back cover can be
obtained from a PaineWebber investment
executive or correspondent firm. Read
the prospectus carefully before
investing.

(Copyright)1995 PAINEWEBBER INCORPORATED

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